Derivative Financial Instruments - Gains and Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments, Gain (Loss)
Gain (loss) recognized in earnings on derivatives	$ 302	$ (327)	$ 153
Gain (loss) recognized in earnings attributable to risk being hedged	(103)	189	144
Cash flow hedges and net investment hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Recognized in OCI	(784)	549	(1,665)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	(75)	(449)	363
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Amounts Excluded from Effectiveness Testing	112	64	45
Interest rate contracts | Derivative instruments in cash flow hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Recognized in OCI	(168)	(35)
Foreign exchange contracts | Derivative instruments in cash flow hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Recognized in OCI	(521)	(101)	(58)
Foreign exchange contracts | Instruments in net investment hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Recognized in OCI	(95)	686	(1,607)
Cost of services | Foreign exchange contracts | Derivative instruments in cash flow hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	68	30	70
Cost of sales | Foreign exchange contracts | Derivative instruments in cash flow hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	51	8	3
Cost of financing | Interest rate contracts | Derivative instruments in fair value hedges
Derivative Instruments, Gain (Loss)
Gain (loss) recognized in earnings on derivatives	44	(61)	1
Gain (loss) recognized in earnings attributable to risk being hedged	(32)	97	74
Cost of financing | Interest rate contracts | Derivative instruments in cash flow hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	(3)
Cost of financing | Foreign exchange contracts | Derivative instruments in cash flow hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	(86)	(75)	(23)
Cost of financing | Foreign exchange contracts | Instruments in net investment hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Amounts Excluded from Effectiveness Testing	35	33	23
SG&A expense | Foreign exchange contracts | Derivative instruments in cash flow hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	53	0	11
SG&A expense | Equity contracts | Not designated as hedging instruments - economic hedges
Derivative Instruments, Gain (Loss)
Gain (loss) recognized in earnings on derivatives	214	(116)	135
Other (income) and expense | Foreign exchange contracts | Derivative instruments in cash flow hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	39	(341)	324
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Amounts Excluded from Effectiveness Testing			1
Other (income) and expense | Foreign exchange contracts | Not designated as hedging instruments - economic hedges
Derivative Instruments, Gain (Loss)
Gain (loss) recognized in earnings on derivatives	(53)	(93)	16
Interest expense | Interest rate contracts | Derivative instruments in fair value hedges
Derivative Instruments, Gain (Loss)
Gain (loss) recognized in earnings on derivatives	98	(58)	1
Gain (loss) recognized in earnings attributable to risk being hedged	(71)	92	69
Interest expense | Interest rate contracts | Derivative instruments in cash flow hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	(8)
Interest expense | Foreign exchange contracts | Derivative instruments in cash flow hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	(190)	(71)	(22)
Interest expense | Foreign exchange contracts | Instruments in net investment hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Amounts Excluded from Effectiveness Testing	$ 77	$ 31	$ 21